CONTRACTS IN PROGRESS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 21,616	$ 19,167
Estimated earnings	9,067	6,465
Total costs and estimated earnings on uncompleted contract	30,683	25,632
Less - billings and progress payments	28,879	23,425
Costs and estimated earnings in excess of billings on uncompleted contracts	1,804	2,207
Less: Long-term portion	(708)
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$ 1,096	$ 2,207